SEGMENT DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2018
Segment Disclosures Tables Abstract
Geographic reportable segment

In Thousands of US Dollars
Description	Canada	United States	Europe
Revenues
2018	$1	$276	$22
2017	$5	$197	$21
2016	$-	$232	$51
Property and equipment
December 31, 2018	$–	$33	$–
December 31, 2017	$1	$–	$–
December 31, 2016	$2	$–	$–